LAND USE RIGHTS	12 Months Ended
Dec. 31, 2017
LAND USE RIGHTS
LAND USE RIGHTS

8.LAND USE RIGHTS

Land use rights consist of the following:

	As of December 31,
	2016	2017
Land use rights (Note 3)	149,668	149,668
Less: Accumulated amortization	(4,147)	(9,560)

Total	145,521	140,108

Amortization expense of land use rights for the years ended December 31, 2016 and 2017 amounted to RMB4,147 and RMB5,413, respectively.